TRADE AND OTHER PAYABLES - Trade payables by currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER PAYABLES
Current trade payables	Rp 16,184	Rp 15,336
Rupiah
TRADE AND OTHER PAYABLES
Current trade payables	13,476	13,217
U.S. Dollar
TRADE AND OTHER PAYABLES
Current trade payables	2,657	2,059
Others Currency
TRADE AND OTHER PAYABLES
Current trade payables	Rp 51	Rp 60